UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Crosslink Capital, Inc.

Address:   Two Embarcadero Center
           Suite 2200
           San Francisco, CA 94111


Form 13F File Number: 28-05263


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jerome S. Contro
Title:  Chief Operating Officer
Phone:  (415) 617-1800

Signature,  Place,  and  Date  of  Signing:

/s/ Jerome S. Contro               San Francisco, CA                  2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              66

Form 13F Information Table Value Total:  $      670,581
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ADEPT TECHNOLOGY INC                     COMMON STOCKS  006854202     1948   432937 SH       SOLE                 432937      0    0
ADVANCED ENERGY INDUSTRIES               COMMON STOCKS  007973100     4542   333000 SH       SOLE                 333000      0    0
ANCESTRY.COM                             COMMON STOCKS  032803108    49456  1746315 SH       SOLE                1746315      0    0
APPLE                                    COMMON STOCKS  037833100    34062   105600 SH       SOLE                 105600      0    0
ATHEROS COMMUNICATIONS INC               COMMON STOCKS  04743P108     9998   278338 SH       SOLE                 278338      0    0
AUTHENTEC INC                            COMMON STOCKS  052660107     4849  1939600 SH       SOLE                1939600      0    0
AVAGO TECHNOLOGIES LTD                   SHS            Y0486S104    27082   953171 SH       SOLE                 953171      0    0
BMC SOFTWARE INC                         COMMON STOCKS  055921100    29241   620300 SH       SOLE                 620300      0    0
BAIDU INC                                SPONSORED ADR  056752108    17752   183900 SH       SOLE                 183900      0    0
BLUE COAT SYSTEMS INC                    COMMON STOCKS  09534T508     8292   277610 SH       SOLE                 277610      0    0
CAMELOT INFORMATION SYSTEMS INC. ADS     ADS RP ORD SHS 13322V105     3485   145700 SH       SOLE                 145700      0    0
CARDTRONICS INC                          COMMON STOCKS  14161H108     2650   149700 SH       SOLE                 149700      0    0
CASCADE MICROTECH INC                    NASDAQ OTC     147322101     1446   332503 SH       SOLE                 332503      0    0
                                         ISSUES
CBEYOND                                  COMMON STOCKS  149847105     5214   341200 SH       SOLE                 341200      0    0
CHARLES SCHWAB CORP                      COMMON STOCKS  808513105    19793  1156800 SH       SOLE                1156800      0    0
CITY TELECOM H K LTD.                    SPONSORED ADR  178677209     6621   447069 SH       SOLE                 447069      0    0
COINSTAR                                 COMMON STOCKS  19259P300    10091   178800 SH       SOLE                 178800      0    0
CREE INC                                 COMMON STOCKS  225447101     3782    57400 SH       SOLE                  57400      0    0
CTRIP COM INTL LTD ADR                   SPONSORED ADR  22943F100     2447    60500 SH       SOLE                  60500      0    0
CURRENCYSHARES BRITISH POUND STERLIN     BRIT PUOND STE 23129S106     2446    15700 SH       SOLE                  15700      0    0
TRUST
CURRENCYSHARES EURO TRUST                EURO SHS       23130C108     2888    21700 SH       SOLE                  21700      0    0
DAQO NEW ENERGY CORP                     SPONSORED ADR  23703Q104     2597   255600 SH       SOLE                 255600      0    0
DEMANDTEC INC                            COMMON STOCKS  24802R506     4506   415703 SH       SOLE                 415703      0    0
EHEALTH INC                              COMMON STOCKS  28238P109     5902   415900 SH       SOLE                 415900      0    0
EQUINIX INC                              COMMON STOCKS  29444U502    29311   360988 SH       SOLE                 360988      0    0
EZCHIP SEMICONDUCTOR LTD                 ORD            M4146y108     7385   262800 SH       SOLE                 262800      0    0
FIDELITY NATL INFORMATION SVCS           COMMON STOCKS  31620M106    14887   543522 SH       SOLE                 543522      0    0
FOCUS MEDIA HOLDING LTD                  SPONSORED ADR  34415V109    13152   599714 SH       SOLE                 599714      0    0
FORTINET INC                             COMMON STOCKS  34959E109    19959   616985 SH       SOLE                 616985      0    0
GOOGLE INC                               CLASS A        38259P508    24175    40700 SH       SOLE                  40700      0    0
HISOFT TECHNOLOGY INTL LTD               SPONSORED ADR  43358R108    19499   645660 SH       SOLE                 645660      0    0
INTERNAP NETWORK                         COM PAR $.001  45885A300     2994   492423 SH       SOLE                 492423      0    0
INTRALINKS HOLDINGS INC                  COMMON STOCKS  46118H104     8811   470900 SH       SOLE                 470900      0    0
ISHARES TRUST RUSSELL 2000 GROWTH        RUSL 2000 GROW 464287648     1451    16600 SH       SOLE                  16600      0    0
ISOFTSTONE HOLDINGS LIMITED              SPONSORED ADS  46489B108     8147   448400 SH       SOLE                 448400      0    0
JDA SOFTWARE GROUP INC                   COMMON STOCKS  46612K108    12468   445303 SH       SOLE                 445303      0    0
JINKOSOLAR HOLDING CO                    SPONSORED ADR  47759T100     5152   256042 SH       SOLE                 256042      0    0
KORN FERRY INTL                          COMMON STOCKS  500643200     5269   228000 SH       SOLE                 228000      0    0
MAGMA DESIGN AUTOMATION INC              COMMON STOCKS  559181102      595   118800 SH       SOLE                 118800      0    0
MEMC ELECTRONIC MATERIALS INC            COMMON STOCKS  552715104     4273   379500 SH       SOLE                 379500      0    0
MSCI INC                                 COMMON STOCKS  55354G100    11988   307700 SH       SOLE                 307700      0    0
NETAPP INC                               COMMON STOCKS  64110D104     6727   122400 SH       SOLE                 122400      0    0
NETLOGIC MICROSYSTEMS INC                COMMON STOCKS  64118B100     9844   313400 SH       SOLE                 313400      0    0
NOAH HOLDINGS LIMITED                    SPONSORED ADS  65487X102     2866   146590 SH       SOLE                 146590      0    0
OPNEXT INC                               COMMON STOCKS  68375V105      966   548813 SH       SOLE                 548813      0    0
ORACLE                                   COMMON STOCKS  68389x105     6620   211500 SH       SOLE                 211500      0    0
PDF SOLUTIONS INC                        COMMON STOCKS  693282105      145    30000 SH       SOLE                  30000      0    0
POLYPORE INTERNATIONAL INC               COMMON STOCKS  73179V103     1971    48400 SH       SOLE                  48400      0    0
PRICELINE.COM                            COMMON STOCKS  741503403     3636     9100 SH       SOLE                   9100      0    0
QLIK TECHNOLOGIES INC.                   COMMON STOCKS  74733T105     7337   283600 SH       SOLE                 283600      0    0
QUALCOMM INCORPORATED                    COMMON STOCKS  747525103    23384   472500 SH       SOLE                 472500      0    0
QUANTUM CORP                             COM DSSG       747906204     2436   654800 SH       SOLE                 654800      0    0
RDA MICROELECTRONICS                     SPONSORED ADR  749394102     3775   258400 SH       SOLE                 258400      0    0
RENESOLA LTD                             SPN            75971T103     7564   865400 SH       SOLE                 865400      0    0
RIVERBED TECHNOLOGY INC                  COMMON STOCKS  768573107    13685   389100 SH       SOLE                 389100      0    0
SAPIENT CORPORATION                      COMMON STOCKS  803062108     6193   511795 SH       SOLE                 511795      0    0
SEMILEDS CORP                            COMMON STOCKS  816645105     5617   193358 SH       SOLE                 193358      0    0
SHORETEL INC                             COMMON STOCKS  825211105     7731   989864 SH       SOLE                 989864      0    0

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
SINA CORPORATION                         ORD            G81477104    14638   212700 SH       SOLE                 212700      0    0
SPDR S&P DEP RCPT                        TR UNITE       78462F103      289     2300 SH       SOLE                   2300      0    0
SUCCESSFACTORS INC                       COMMON STOCKS  864596101     6117   211209 SH       SOLE                 211209      0    0
TRINA SOLAR LTD                          SPONSORED ADR  89628E104    22371   955200 SH       SOLE                 955200      0    0
VERISK ANALYTICS INC                     CL A           92345Y106     7341   215397 SH       SOLE                 215397      0    0
VISTAPRINT                               SHS            N93540107    35116   763400 SH       SOLE                 763400      0    0
VMWARE INC                               CL A COM       928563402    20583   231500 SH       SOLE                 231500      0    0
VOCUS INC                                COMMON STOCKS  92858J108     3023   109300 SH       SOLE                 109300      0    0


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